UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                      FRANKLIN REAL ESTATE SECURITIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period:  10/31/09
                           --------

         ITEM 1. REPORTS TO STOCKHOLDERS.


OCTOBER 31, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                          SECTOR

                                    FRANKLIN
                           REAL ESTATE SECURITIES FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups' Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Franklin Real Estate Securities Fund ......................................    3
Performance Summary .......................................................    8
Your Fund's Expenses ......................................................   11
Financial Highlights and Statement of Investments .........................   13
Financial Statements ......................................................   19
Notes to Financial Statements .............................................   23
Shareholder Information ...................................................   31

Shareholder Letter

     Dear Shareholder:

     During the six-month period ended October 31, 2009, economic activity showed signs of stabilization. In early 2009, deteriorating economic conditions and investor uncertainty contributed to market woes until some indicators offered a better economic outlook, and markets rallied beginning in March 2009. At period-end, although some observers thought the worst of the economic crises was behind us, others believed significant challenges remained.

     We think it is important to put short-term market developments in perspective. Keep in mind we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us reason to be optimistic about future market stabilization and recovery.

     Franklin Real Estate Securities Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio managers. Please remember that all securities markets fluctuate, as do mutual fund share prices.

     If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

     Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

     We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

     Sincerely,


     /s/ Rupert H. Johnson, Jr.

     Rupert H. Johnson, Jr.
     President and Chief Executive Officer -- Investment Management Franklin Real Estate Securities Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2009.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A had a +23.22% cumulative total return for the six months under review. The Fund underperformed its narrow benchmark, the S&P U.S. Property Index, which had a +26.59% total return, but outperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which had a +20.04% return for the same period.(2) The S&P U.S. Property Index is replacing the S&P 500 as the Fund's broad benchmark because it better reflects the Fund's portfolio composition. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, signs emerged of improving economic conditions and hopes ran high for a sustainable and broadening recovery. Although the pace of job losses subsided somewhat, the U.S. employment

(1.) A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITS generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P U.S. Property Index measures the investible universe of publicly traded property companies in the U.S. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/09

                                  (BAR CHART)

Real Estate Investment Trusts                                              97.3%
Hotels, Restaurants & Leisure                                               0.8%
Real Estate Management & Development                                        0.8%
Short-Term Investments & Other Net Assets                                   1.1%

market remained troubled as the unemployment rate continued to climb, hitting 10.2% at period-end.(3) The real estate market stabilized at low levels across the country, with the government's tax credit for first-time homebuyers partly supporting home sales and prices. Industrial production picked up, as exports and orders rose for big-ticket items. Consumer spending overall improved mainly due to the temporary boost from the month-long cash-for-clunkers program.

Many commodities' prices rose during the six months under review but remained well below highs hit in 2008, helping to mute inflationary pressures. October's inflation rate was an annualized -0.2%, while core inflation, which excludes food and energy costs, was an annualized 1.7%.(3) The Federal Reserve Board
(Fed) maintained the federal funds target rate in a range of 0% to 0.25% throughout the period, but given better credit and economic conditions, the Fed began to move away from crisis mode by allowing some of its government support measures to expire or shrink. Economic activity, as measured by U.S. gross domestic product (GDP), fell at an annualized rate of 0.7% in the second quarter of 2009 and rose at an annualized 2.8% rate in the third quarter. After a year-long contraction, GDP returned to stronger-than-expected growth on improved consumer spending and homebuilding, yet much of the expansion was tied to federal government spending.

U.S. equity markets rose and were fueled by renewed optimism and aggregate corporate earnings that beat consensus expectations. Skepticism about the sustainability of positive trends led to market volatility near period-end. For the six months under review, the Dow Jones Industrial Average, S&P 500 and NASDAQ Composite Index posted total returns of +20.73%, +20.04% and +19.62%, respectively.(4) All sectors made gains, and the financials, information technology and energy sectors had the strongest returns.

(3.) Source: Bureau of Labor Statistics.

(4.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P
     500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                             4 | Semiannual Report

TOP 10 HOLDINGS
10/31/09

COMPANY                            % OF TOTAL
SECTOR/INDUSTRY                    NET ASSETS
---------------                    ----------
Simon Property Group Inc.              9.1%
   REAL ESTATE INVESTMENT TRUSTS
Boston Properties Inc.                 6.5%
   REAL ESTATE INVESTMENT TRUSTS
Host Hotels & Resorts Inc.             5.6%
   REAL ESTATE INVESTMENT TRUSTS
Ventas Inc.                            5.5%
   REAL ESTATE INVESTMENT TRUSTS
Vornado Realty Trust                   5.2%
   REAL ESTATE INVESTMENT TRUSTS
Equity Residential                     5.2%
   REAL ESTATE INVESTMENT TRUSTS
Public Storage                         4.9%
   REAL ESTATE INVESTMENT TRUSTS
HCP Inc.                               4.5%
   REAL ESTATE INVESTMENT TRUSTS
AvalonBay Communities Inc.             3.4%
   REAL ESTATE INVESTMENT TRUSTS
Liberty Property Trust                 3.4%
   REAL ESTATE INVESTMENT TRUSTS

INVESTMENT STRATEGY

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up, value-oriented, long-term approach that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals including supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the six months ended October 31, 2009, most of the Fund's positions contributed to its absolute performance. Key contributors to the Fund's absolute returns, as well as relative to the S&P U.S. Property Index, included Developers Diversified, Ventas and UDR.

Developers Diversified, a shopping center REIT, was aided by a private equity infusion in a transaction arranged by the Ottos, a wealthy German family viewed as a savvy retail investor and owner/operator in Europe that now owns a nearly 30% stake in the company. Developers Diversified also received additional capital from an unsecured debt offering. Ventas, a health care REIT, benefited from owning a diverse group of health care property assets, including medical office buildings and nursing homes whose patient stays are largely government reimbursed. UDR, an apartment REIT, owns and operates assets of which sizable portions are located in the relatively stable Washington, D.C., metro market. It also experienced increased demand from tenants who did not wish to buy houses in this time of declining residential home values as well as stable occupancy due to its relatively lower rents.

Despite the Fund's six-month gain, there were some detractors from relative performance. These included Kimco Realty, Realty Income and Senior Housing Properties Trust. Although they underperformed the S&P U.S. Property Index, all three holdings posted positive absolute returns.

Kimco Realty, a shopping center REIT, was not able to supplement its core business in power centers, which consist mainly of several large anchor stores, with additional cash flows from its ancillary investment management and international businesses. By period-end, we trimmed the Fund's Kimco position. Realty Income, an owner of freestanding retail properties with a conservative net lease structure, was criticized by a prominent hedge fund for having poor


                              Semiannual Report | 5
disclosure. The company improved by disclosing its top 15 tenants along with data such as their credit ratings. Senior Housing Properties Trust, an owner of assisted living facilities, benefited foremost from a general rally in the health care sector. By period-end, we liquidated this position from the portfolio. The Fund's cash position, though small, also hindered relative performance.

At period-end, we remained cautious about U.S. REITs' prospective earnings growth, due primarily to the lingering effects of the recession and credit crisis. We felt that some companies' earnings may start to improve over time because the global slowdown appeared to be coming to an end in several regions. However, we also believed that selective opportunities in most real estate sectors existed due to favorable valuations. According to our analysis, the REITs in our portfolio possess quality management teams that have led their firms through past economic downturns and positioned them to weather the recent global slowdown with sufficient liquidity to survive. In our view, these companies seem likely to "weather the storm" because they have conservative balance sheets, cash flow generation in excess of dividend payout requirements, and ownership of what we consider to be higher quality "hard assets" in their respective property markets. In addition, we believe the Fund's REIT holdings have sufficient capacity to take advantage of future distressed opportunities and to potentially acquire quality assets at attractive valuations. In this challenging real estate environment, we believe the Fund's high income/low volatility strategy, when used in combination with our active management policy, could provide the potential to generate returns for our shareholders over time.


                              6 | Semiannual Report

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

(PHOTO OF JOHN W. FOSTER)


/s/ John W. Foster

John W. Foster


(PHOTO OF DAVID LEVY)


/s/ David Levy

David Levy

Portfolio Management Team
Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 10/31/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FREEX)                     CHANGE   10/31/09   4/30/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$1.71     $9.55     $7.84
DISTRIBUTIONS (5/1/09-10/31/09)
Dividend Income                   $0.1059

CLASS B (SYMBOL: FBREX)                     CHANGE   10/31/09   4/30/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$1.68     $9.38     $7.70
DISTRIBUTIONS (5/1/09-10/31/09)
Dividend Income                   $0.1044

CLASS C (SYMBOL: FRRSX)                     CHANGE   10/31/09   4/30/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$1.66     $9.30     $7.64
DISTRIBUTIONS (5/1/09-10/31/09)
Dividend Income                   $0.0682

ADVISOR CLASS (SYMBOL: FRLAX)               CHANGE   10/31/09   4/30/09
-----------------------------               ------   --------   -------
Net Asset Value (NAV)                       +$1.71     $9.60     $7.89
DISTRIBUTIONS (5/1/09-10/31/09)
Dividend Income                   $0.1199


                              8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               +23.22%           -8.96%   -30.95%   +67.27%
Average Annual Total Return(2)           +16.11%          -14.22%    -8.23%    +4.66%
Value of $10,000 Investment(3)          $11,611          $ 8,578   $ 6,509   $15,767
Avg. Ann. Total Return (9/30/09)(4)                       -36.39%    -6.36%    +4.96%
   Total Annual Operating Expenses(5)             1.26%

CLASS B                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               +23.23%           -9.03%   -32.56%   +57.68%
Average Annual Total Return(2)           +19.23%          -12.22%    -7.78%    +4.66%
Value of $10,000 Investment(3)          $11,923          $ 8,778   $ 6,670   $15,768
Avg. Ann. Total Return (9/30/09)(4)                       -34.93%    -5.91%    +4.97%
   Total Annual Operating Expenses(5)             1.26%

CLASS C                                 6-MONTH           1-YEAR   5-YEAR    10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               +22.62%           -9.71%   -33.52%   +55.16%
Average Annual Total Return(2)           +21.62%          -10.51%    -7.84%    +4.49%
Value of $10,000 Investment(3)          $12,162          $ 8,949   $ 6,648   $15,516
Avg. Ann. Total Return (9/30/09)(4)                       -33.61%    -5.94%    +4.80%
   Total Annual Operating Expenses(5)             2.01%

ADVISOR CLASS                           6-MONTH           1-YEAR   5-YEAR    10-YEAR
-------------                           -------          -------   -------   -------
Cumulative Total Return(1)               +23.28%           -8.78%   -30.14%   +71.40%
Average Annual Total Return(2)           +23.28%           -8.78%    -6.92%    +5.54%
Value of $10,000 Investment(3)          $12,328          $ 9,122   $ 6,986   $17,140
Avg. Ann. Total Return (9/30/09)(4)                       -32.38%    -5.02%    +5.84%
   Total Annual Operating Expenses(5)             1.01%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                              Semiannual Report | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS, SUCH AS DECLINES IN THE VALUE OF REAL ESTATE AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC OR REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY BEEN MORE VOLATILE IN PRICE THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 5/1/09     VALUE 10/31/09   PERIOD* 5/1/09-10/31/09
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $1,232.20              $ 7.48
Hypothetical (5% return before expenses)         $1,000           $1,018.50              $ 6.77

CLASS B
Actual                                           $1,000           $1,232.30              $ 7.48
Hypothetical (5% return before expenses)         $1,000           $1,018.50              $ 6.77

CLASS C
Actual                                           $1,000           $1,226.20              $11.67
Hypothetical (5% return before expenses)         $1,000           $1,014.72              $10.56

ADVISOR CLASS
Actual                                           $1,000           $1,232.80              $ 6.08
Hypothetical (5% return before expenses)         $1,000           $1,019.76              $ 5.50

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.33%; B: 1.33% (net of expense waiver); C:
     2.08%; and Advisor: 1.08%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 SIX MONTHS ENDED                       YEAR ENDED APRIL 30,
                                                 OCTOBER 31, 2009  --------------------------------------------------------------
CLASS A                                             (UNAUDITED)      2009           2008         2007         2006          2005
-------                                          ----------------  --------       --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $   7.84       $  18.53       $  26.19     $  26.95     $  25.99     $  20.63
                                                    --------       --------       --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) ....................        0.13           0.36           0.46         0.44         0.50         0.49
   Net realized and unrealized gains (losses) ..        1.69          (9.75)         (6.38)        3.60         4.50         6.88
                                                    --------       --------       --------     --------     --------     --------
Total from investment operations ...............        1.82          (9.39)         (5.92)        4.04         5.00         7.37
                                                    --------       --------       --------     --------     --------     --------
Less distributions from:
   Net investment income .......................       (0.11)         (0.36)         (0.48)       (0.42)       (0.61)       (0.53)
   Net realized gains ..........................          --          (0.94)         (1.26)       (4.38)       (3.43)       (1.48)
                                                    --------       --------       --------     --------     --------     --------
Total distributions ............................       (0.11)         (1.30)         (1.74)       (4.80)       (4.04)       (2.01)
                                                    --------       --------       --------     --------     --------     --------
Contingent deferred sales charges retained by
   the Fund(c) .................................          --(d)          --(d)          --(d)        --           --           --
Redemption fees(e) .............................          --             --(d)          --(d)        --(d)        --(d)        --(d)
                                                    --------       --------       --------     --------     --------     --------
Net asset value, end of period .................    $   9.55       $   7.84       $  18.53     $  26.19     $  26.95     $  25.99
                                                    ========       ========       ========     ========     ========     ========
Total return(f) ................................       23.22%        (51.68)%(g)    (22.16)%      14.97%       20.00%       36.07%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses(i) ....................................        1.33%          1.22%          0.99%        0.96%        0.88%        0.92%
Net investment income ..........................        2.98%          2.92%          2.21%        1.63%        1.84%        2.03%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $158,602       $140,567       $364,296     $751,489     $808,892     $671,587
Portfolio turnover rate ........................       38.86%        134.36%         94.51%       15.51%       42.09%       36.90%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g) The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%. See Note 9.

(h)  Ratios are annualized for periods less than one year.

(i)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 SIX MONTHS ENDED                   YEAR ENDED APRIL 30,
                                                 OCTOBER 31, 2009   ----------------------------------------------------
CLASS B                                             (UNAUDITED)       2009         2008      2007       2006       2005
-------                                          ----------------   --------     -------   -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $ 7.70         $ 18.25      $ 25.80   $ 26.62    $ 25.77    $ 20.45
                                                     ------         -------      -------   -------    -------    -------
Income from investment operations(a):
   Net investment income(b) ....................       0.13            0.36         0.34      0.24       0.30       0.31
   Net realized and unrealized gains (losses) ..       1.65           (9.61)       (6.27)     3.55       4.45       6.83
                                                     ------         -------      -------   -------    -------    -------
Total from investment operations ...............       1.78           (9.25)       (5.93)     3.79       4.75       7.14
                                                     ------         -------      -------   -------    -------    -------
Less distributions from:
   Net investment income .......................      (0.10)          (0.36)       (0.36)    (0.23)     (0.47)     (0.34)
   Net realized gains ..........................         --           (0.94)       (1.26)    (4.38)     (3.43)     (1.48)
                                                     ------         -------      -------   -------    -------    -------
Total distributions ............................      (0.10)          (1.30)       (1.62)    (4.61)     (3.90)     (1.82)
                                                     ------         -------      -------   -------    -------    -------
Contingent deferred sales charges retained by
   the Fund(c) .................................         --(d)           --(d)       --(d)      --         --         --
Redemption fees(e) .............................         --              --(d)       --(d)      --(d)      --(d)      --(d)
                                                     ------         -------      -------   -------    -------    -------
Net asset value, end of period .................     $ 9.38         $  7.70      $ 18.25   $ 25.80    $ 26.62    $ 25.77
                                                     ======         =======      =======   =======    =======    =======
Total return(f) ................................      23.23%         (51.73)%(g)  (22.51)%   14.17%     19.05%     35.12%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by
   affiliates(i) ...............................       1.46%           1.22%        1.55%     1.70%      1.63%      1.66%
Expenses net of waiver and payments by
   affiliates ..................................       1.33%           1.22%        1.55%     1.70%      1.63%      1.66%
Net investment income ..........................       2.98%           2.92%        1.65%     0.89%      1.09%      1.29%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $6,629         $ 7,110      $23,998   $57,353    $71,458    $72,841
Portfolio turnover rate ........................      38.86%         134.36%       94.51%    15.51%     42.09%     36.90%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g) The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%. See Note 9.

(h)  Ratios are annualized for periods less than one year.

(i)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 SIX MONTHS ENDED                     YEAR ENDED APRIL 30,
                                                 OCTOBER 31, 2009   --------------------------------------------------------
CLASS C                                             (UNAUDITED)       2009         2008       2007        2006        2005
-------                                          ----------------   -------      -------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $  7.64         $ 18.13      $ 25.66    $  26.50    $  25.66    $  20.37
                                                    -------         -------      -------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ....................       0.09            0.26         0.30        0.24        0.30        0.31
   Net realized and unrealized gains (losses) ..       1.64           (9.54)       (6.25)       3.53        4.44        6.79
                                                    -------         -------      -------    --------    --------    --------
Total from investment operations ...............       1.73           (9.28)       (5.95)       3.77        4.74        7.10
                                                    -------         -------      -------    --------    --------    --------
Less distributions from:
   Net investment income .......................      (0.07)          (0.27)       (0.32)      (0.23)      (0.47)      (0.33)
   Net realized gains ..........................         --           (0.94)       (1.26)      (4.38)      (3.43)      (1.48)
                                                    -------         -------      -------    --------    --------    --------
Total distributions ............................      (0.07)          (1.21)       (1.58)      (4.61)      (3.90)      (1.81)
                                                    -------         -------      -------    --------    --------    --------
Contingent deferred sales charges retained by
   the Fund(c) .................................         --(d)           --(d)        --(d)       --          --          --
Redemption fees(e) .............................         --              --(d)        --(d)       --(d)       --(d)       --(d)
                                                    -------         -------      -------    --------    --------    --------
Net asset value, end of period .................    $  9.30         $  7.64      $ 18.13    $  25.66    $  26.50    $  25.66
                                                    =======         =======      =======    ========    ========    ========
Total return(f) ................................      22.62%         (52.04)%(g)  (22.72)%     14.16%      19.10%      35.07%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses(i) ....................................       2.08%           1.97%        1.74%       1.70%       1.62%       1.67%
Net investment income ..........................       2.23%           2.17%        1.46%       0.89%       1.10%       1.28%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $33,001         $27,610      $74,259    $155,247    $192,172    $189,468
Portfolio turnover rate ........................      38.86%         134.36%       94.51%      15.51%      42.09%      36.90%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g) The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%. See Note 9.

(h)  Ratios are annualized for periods less than one year.

(i)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 SIX MONTHS ENDED                    YEAR ENDED APRIL 30,
                                                 OCTOBER 31, 2009   -----------------------------------------------------
ADVISOR CLASS                                      (UNAUDITED)        2009         2008       2007       2006       2005
-------------                                    ----------------   --------     -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............     $ 7.89         $  18.62     $ 26.32    $ 27.06    $ 26.06    $ 20.68
                                                     ------         --------     -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b) ....................       0.14             0.34        0.58       0.51       0.58       0.56
   Net realized and unrealized gains (losses) ..       1.69            (9.74)      (6.48)      3.61       4.52       6.89
                                                     ------         --------     -------    -------    -------    -------
Total from investment operations ...............       1.83            (9.40)      (5.90)      4.12       5.10       7.45
                                                     ------         --------     -------    -------    -------    -------
Less distributions from:
   Net investment income .......................      (0.12)           (0.39)      (0.54)     (0.48)     (0.67)     (0.59)
   Net realized gains ..........................         --            (0.94)      (1.26)     (4.38)     (3.43)     (1.48)
                                                     ------         --------     -------    -------    -------    -------
Total distributions ............................      (0.12)           (1.33)      (1.80)     (4.86)     (4.10)     (2.07)
                                                     ------         --------     -------    -------    -------    -------
Contingent deferred sales charges retained by
   the Fund(c) .................................         --(d)            --(d)       --(d)      --         --         --
Redemption fees(e) .............................         --               --(d)       --(d)      --(d)      --(d)      --(d)
                                                     ------         --------     -------    -------    -------    -------
Net asset value, end of year ...................     $ 9.60         $   7.89     $ 18.62    $ 26.32    $ 27.06    $ 26.06
                                                     ======         ========     =======    =======    =======    =======
Total return(f) ................................      23.28%         (51.53)%(g)  (22.02)%    15.29%     20.28%     36.46%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses(i) ....................................       1.08%            0.97%       0.74%      0.71%      0.63%      0.67%
Net investment income ..........................       3.23%            3.17%       2.46%      1.88%      2.09%      2.28%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ................     $2,732         $  1,979     $ 3,751    $49,723    $48,368    $39,990
Portfolio turnover rate ........................      38.86%          134.36%      94.51%     15.51%     42.09%     36.90%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Total return is not annualized for periods less than one year.

(g) The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%. See Note 9.

(h)  Ratios are annualized for periods less than one year.

(i)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND                                    SHARES         VALUE
------------------------------------                                 -----------   ------------
    COMMON STOCKS 98.9%
    HOTELS, RESTAURANTS & LEISURE 0.8%
    Starwood Hotels & Resorts Worldwide Inc. .....................        56,400   $  1,638,984
                                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS 97.3%
    Alexandria Real Estate Equities Inc. .........................        80,600      4,366,102
    AMB Property Corp. ...........................................       211,200      4,642,176
    AvalonBay Communities Inc. ...................................        99,172      6,821,050
    Boston Properties Inc. .......................................       215,700     13,108,089
    Camden Property Trust ........................................        76,600      2,776,750
    Corporate Office Properties Trust ............................        94,600      3,139,774
    Developers Diversified Realty Corp. ..........................       132,707      1,139,953
    Digital Realty Trust Inc. ....................................        84,200      3,799,946
(a) DuPont Fabros Technology Inc. ................................       176,400      2,660,112
    Equity Lifestyle Properties Inc. .............................        89,800      4,171,210
    Equity Residential ...........................................       361,044     10,426,951
    Federal Realty Investment Trust ..............................        83,600      4,934,908
    HCP Inc. .....................................................       307,600      9,101,884
    Health Care REIT Inc. ........................................       110,400      4,898,448
    Highwoods Properties Inc. ....................................       122,300      3,365,696
    Host Hotels & Resorts Inc. ...................................     1,103,236     11,153,716
    Kimco Realty Corp. ...........................................       261,200      3,301,568
    LaSalle Hotel Properties .....................................       197,100      3,382,236
    Liberty Property Trust .......................................       230,100      6,758,037
    The Macerich Co. .............................................        85,760      2,555,648
    Mack-Cali Realty Corp. .......................................        97,700      3,023,815
    National Retail Properties Inc. ..............................       185,400      3,593,052
    Nationwide Health Properties Inc. ............................       173,700      5,601,825
    ProLogis .....................................................       449,200      5,089,436
    Public Storage ...............................................       134,800      9,921,280
    Realty Income Corp. ..........................................       231,700      5,370,806
    Regency Centers Corp. ........................................        58,500      1,962,675
    Simon Property Group Inc. ....................................       270,459     18,361,461
    SL Green Realty Corp. ........................................        72,400      2,806,224
    Starwood Property Trust Inc. .................................        49,800      1,002,474
    Tanger Factory Outlet Centers Inc. ...........................        90,800      3,456,756
    Taubman Centers Inc. .........................................        35,300      1,077,003
    UDR Inc. .....................................................       437,462      6,290,704
    Ventas Inc. ..................................................       273,742     10,985,266
    Vornado Realty Trust .........................................       176,119     10,489,648
                                                                                   ------------
                                                                                    195,536,679
                                                                                   ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
(a) The St. Joe Co. ..............................................        63,000      1,508,220
                                                                                   ------------
    TOTAL COMMON STOCKS (COST $153,611,202) ......................                  198,683,883
                                                                                   ------------
    SHORT TERM INVESTMENTS (COST $1,603,497) 0.8%
    MONEY MARKET FUNDS 0.8%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ..     1,603,497      1,603,497
                                                                                   ------------


                             Semiannual Report | 17

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND                                                  VALUE
------------------------------------                                               ------------
    TOTAL INVESTMENTS (COST $155,214,699) 99.7% ..................                 $200,287,380
    OTHER ASSETS, LESS LIABILITIES 0.3% ..........................                      676,762
                                                                                   ------------
    NET ASSETS 100.0% ............................................                 $200,964,142
                                                                                   ============

See Abbreviations on page 30.

(a)  Non-income producing.

(b) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (unaudited)

                                                                        FRANKLIN
                                                                       REAL ESTATE
                                                                     SECURITIES FUND
                                                                     ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ................................    $ 153,611,202
      Cost - Sweep Money Fund (Note 7) ...........................        1,603,497
                                                                      -------------
      Total cost of investments ..................................    $ 155,214,699
                                                                      -------------
      Value - Unaffiliated issuers ...............................    $ 198,683,883
      Value - Sweep Money Fund (Note 7) ..........................        1,603,497
                                                                      -------------
      Total value of investments .................................      200,287,380
   Receivables:
      Investment securities sold .................................        2,942,922
      Capital shares sold ........................................          253,268
      Dividends ..................................................          216,558
   Other assets ..................................................              137
                                                                      -------------
         Total assets ............................................      203,700,265
                                                                      -------------
Liabilities:
   Payables:
      Capital shares redeemed ....................................        2,446,693
      Affiliates .................................................          210,101
   Accrued expenses and other liabilities ........................           79,329
                                                                      -------------
         Total liabilities .......................................        2,736,123
                                                                      -------------
            Net assets, at value .................................    $ 200,964,142
                                                                      -------------
Net assets consist of:
   Paid-in capital ...............................................    $ 307,756,658
   Undistributed net investment income ...........................          850,924
   Net unrealized appreciation (depreciation) ....................       45,072,681
   Accumulated net realized gain (loss) ..........................     (152,716,121)
                                                                      -------------
            Net assets, at value .................................    $ 200,964,142
                                                                      =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2009 (unaudited)

                                                                                   FRANKLIN
                                                                                  REAL ESTATE
                                                                                SECURITIES FUND
                                                                                ---------------
CLASS A:
   Net assets, at value .....................................................    $158,601,849
                                                                                 ------------
   Shares outstanding .......................................................      16,609,601
                                                                                 ------------
   Net asset value per share(a) .............................................    $       9.55
                                                                                 ------------
   Maximum offering price per share (net asset value per share / 94.25%) ....    $      10.13
                                                                                 ------------
CLASS B:
   Net assets, at value .....................................................    $  6,628,813
                                                                                 ------------
   Shares outstanding .......................................................         706,559
                                                                                 ------------
   Net asset value and maximum offering price per share(a) ..................    $       9.38
                                                                                 ------------
CLASS C:
   Net assets, at value .....................................................    $ 33,001,176
                                                                                 ------------
   Shares outstanding .......................................................       3,546,808
                                                                                 ------------
   Net asset value and maximum offering price per share(a) ..................    $       9.30
                                                                                 ------------
ADVISOR CLASS:
   Net assets, at value .....................................................    $  2,732,304
                                                                                 ------------
   Shares outstanding .......................................................         284,565
                                                                                 ------------
   Net asset value and maximum offering price per share .....................    $       9.60
                                                                                 ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the six months ended October 31, 2009 (unaudited)

                                                                                   FRANKLIN
                                                                                  REAL ESTATE
                                                                                SECURITIES FUND
                                                                                ---------------
Investment income:
   Dividends:
      Unaffiliated issuers ..................................................     $ 4,140,405
      Sweep Money Fund (Note 7) .............................................             168
                                                                                  -----------
         Total investment income ............................................       4,140,573
                                                                                  -----------
Expenses:
   Management fees (Note 3a) ................................................         535,724
   Distribution fees: (Note 3c)
      Class A ...............................................................         190,428
      Class B ...............................................................          13,179
      Class C ...............................................................         152,859
   Transfer agent fees (Note 3e) ............................................         407,151
   Custodian fees (Note 4) ..................................................           1,456
   Reports to shareholders ..................................................          27,950
   Registration and filing fees .............................................          36,730
   Professional fees ........................................................          19,250
   Trustees' fees and expenses ..............................................           4,188
   Other ....................................................................           6,481
                                                                                  -----------
         Total expenses .....................................................       1,395,396
         Expense reductions (Note 4) ........................................              (2)
         Expenses waived/paid by affiliates (Note 3c) .......................          (4,430)
                                                                                  -----------
            Net expenses ....................................................       1,390,964
                                                                                  -----------
               Net investment income ........................................       2,749,609
                                                                                  -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ................................       6,551,789
   Net change in unrealized appreciation (depreciation) on investments ......      29,767,603
                                                                                  -----------
Net realized and unrealized gain (loss) .....................................      36,319,392
                                                                                  -----------
Net increase (decrease) in net assets resulting from operations .............     $39,069,001
                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     FRANKLIN REAL ESTATE
                                                                                                        SECURITIES FUND
                                                                                               --------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               OCTOBER 31, 2009    YEAR ENDED
                                                                                                  (UNAUDITED)    APRIL 30, 2009
                                                                                               ----------------  --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................................  $  2,749,609    $   8,290,010
      Net realized gain (loss) from investments and foreign currency transactions .............     6,551,789     (151,790,510)
      Net change in unrealized appreciation (depreciation) on investments and translation of
         other assets and liabilities denominated in foreign currencies .......................    29,767,603      (86,074,540)
      Net increase from payments by affiliates and net losses realized on the disposal of
         investments in violation of restrictions .............................................            --        1,153,995
                                                                                                 ------------    -------------
         Net increase (decrease) in net assets resulting from operations ......................    39,069,001     (228,421,045)
                                                                                                 ------------    -------------
Distributions to shareholders from:
   Net investment income:
      Class A .................................................................................    (1,827,302)      (6,722,673)
      Class B .................................................................................       (83,755)        (422,448)
      Class C .................................................................................      (243,571)      (1,062,302)
      Advisor Class ...........................................................................       (31,116)         (78,272)
   Net realized gains:
      Class A .................................................................................            --      (17,167,711)
      Class B .................................................................................            --         (971,910)
      Class C .................................................................................            --       (3,381,052)
      Advisor Class ...........................................................................            --         (223,653)
                                                                                                 ------------    -------------
Total distributions to shareholders ...........................................................    (2,185,744)     (30,030,021)
                                                                                                 ------------    -------------
Capital share transactions: (Note 2)
      Class A .................................................................................   (11,136,751)     (20,634,930)
      Class B .................................................................................    (1,828,940)      (4,714,620)
      Class C .................................................................................      (536,126)      (5,787,022)
      Advisor Class ...........................................................................       315,305          533,067
                                                                                                 ------------    -------------
Total capital share transactions ..............................................................   (13,186,512)     (30,603,505)
                                                                                                 ------------    -------------
Contingent deferred sales charges retained by the Fund ........................................           878           15,469
Redemption fees ...............................................................................            --              310
                                                                                                 ------------    -------------
         Net increase (decrease) in net assets ................................................    23,697,623     (289,038,792)
Net assets:
   Beginning of period ........................................................................   177,266,519      466,305,311
                                                                                                 ------------    -------------
   End of period ..............................................................................  $200,964,142    $ 177,266,519
                                                                                                 ------------    -------------
Undistributed net investment income included in net assets:
   End of period ..............................................................................  $    850,924    $     207,497
                                                                                                 ============    =============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange


                             Semiannual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of October 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             24 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS ENDED                 YEAR ENDED
                                           OCTOBER 31, 2009               APRIL 30, 2009
                                      --------------------------    --------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ----------    ------------    ----------    ------------
CLASS A SHARES:
   Shares sold ....................    2,521,705    $ 22,619,429     4,298,229    $ 51,550,550
   Shares issued in reinvestment of
      distributions ...............      185,611       1,698,223     2,412,877      22,383,792
   Shares redeemed ................   (4,025,843)    (35,454,403)   (8,446,515)    (94,569,272)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease) ........   (1,318,527)   $(11,136,751)   (1,735,409)   $(20,634,930)
                                      ==========    ============    ==========    ============
CLASS B SHARES:
   Shares sold ....................       18,141    $    145,155        46,772    $    564,929
   Shares issued in reinvestment of
      distributions ...............        8,659          77,335       137,767       1,273,808
   Shares redeemed ................     (243,356)     (2,051,430)     (576,415)     (6,553,357)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease) ........     (216,556)   $ (1,828,940)     (391,876    $ (4,714,620)
                                      ==========    ============    ==========    ============
CLASS C SHARES:
   Shares sold ....................      333,572    $  2,859,341       626,743    $  7,986,858
   Shares issued in reinvestment of
      distributions ...............       23,185         216,108       446,296       3,973,094
   Shares redeemed ................     (425,151)     (3,611,575)   (1,553,703)    (17,746,974)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease) ........      (68,394)   $   (536,126)     (480,664)   $ (5,787,022)
                                      ==========    ============    ==========    ============
ADVISOR CLASS SHARES:
   Shares sold ....................       60,383    $    546,481       123,937    $  1,323,111
   Shares issued in reinvestment of
      distributions ...............        3,110          28,523        29,806         272,668
   Shares redeemed ................      (29,870)       (259,699)     (104,308)     (1,062,712)
                                      ----------    ------------    ----------    ------------
   Net increase (decrease) ........       33,623    $    315,305        49,435    $    533,067
                                      ==========    ============    ==========    ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Templeton Institutional, LLC (FT Institutional)        Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             26 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
0.625%                Up to and including $100 million
0.500%                Over $100 million, up to and including $250 million
0.450%                Over $250 million, up to and including $7.5 billion
0.440%                Over $7.5 billion, up to and including $10 billion
0.430%                Over $10 billion, up to and including $12.5 billion
0.420%                Over $12.5 billion, up to and including $15 billion
0.400%                In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...   0.25%
Class B ...   1.00%(a)
Class C ...   1.00%

(a) The Class B maximum annual plan rate consists of a dealer-service fee of 0.25% and an asset based sales charge of 0.75%. For the period from December 17, 2007 through September 30, 2009, the Fund temporarily discontinued payments of the asset-based sales charge in accordance with NASD Rule 2830, which sets forth a maximum aggregate sales charge payable by a fund. Because the maximum aggregate sales charge adjusts based on certain factors, payments of the asset-based sales charge could have resumed on October 1, 2009. However, Distributors has voluntarily agreed to waive the asset-based sales charge until further notice to the Board of Trustees.


                             Semiannual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ................   $32,538
Contingent deferred sales charges retained ............   $ 3,485(a)

(a)  Net of $878 retained by the Fund in accordance with NASD Rule 2830.

E. TRANSFER AGENT FEES

For the period ended October 31, 2009, the Fund paid transfer agent fees of $407,151, of which $288,807 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2009, the Fund had tax basis capital losses of $32,158,781 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2009, the Fund deferred realized capital losses of $64,998,617.

At October 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $206,312,857
                                                          ============
Unrealized appreciation ...............................     20,514,126
Unrealized depreciation ...............................    (26,539,603)
                                                          ------------
Net unrealized appreciation (depreciation) ............   $ (6,025,477)
                                                          ============


                             28 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES (CONTINUED)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2009, aggregated $72,039,219 and $82,077,919, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $305 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended October 31, 2009, the Fund did not utilize the Global Credit Facility.


                             Semiannual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. INVESTMENT RESTRICTIONS

During the year ended April 30, 2009, the Fund inadvertently breached one of its investment restrictions. For the year ended April 30, 2009, the Fund incurred a loss of $1,153,995 on the investments. FT Institutional reimbursed the Fund for such losses incurred which is reflected in the Statements of Changes in Net Assets.

10. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At October 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through December 18, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

REIT - Real Estate Investment Trust


                             30 | Semiannual Report

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 31

                      This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)

NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(4.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5.) The fund invests primarily in insured municipal securities.

(6.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/09                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER
Franklin Templeton Institutional, LLC

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2009 12/09




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.        N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES AND PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.        N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY  SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.      N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST


By /s/LAURA F. FERGERSON
  -----------------------------
    Laura F. Fergerson
    Chief Executive Officer -
     Finance and Administration
Date  December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  -----------------------------
    Laura F. Fergerson
    Chief Executive Officer -
     Finance and Administration
Date  December 28, 2009



By /s/GASTON GARDEY
   -----------------------------
    Gaston Gardey
    Chief Financial Officer and
        Chief Accounting Officer
Date  December 28, 2009